INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Provisions (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Provisions
Provision	$ 8,850,024	$ 7,421,300	$ 5,412,866	$ 4,282,378
Total included in liabilities
Provisions
Provision	603,022	449,847	417,396	439,740
Provisions for contingencies
Provisions
Provision	$ 603,022	$ 449,847	$ 417,396	$ 439,740